Contingencies	12 Months Ended
Dec. 31, 2023
Disclosure Of Contingencies [Abstract]
Contingencies

23. Contingencies
The following is a summary of the contingent matters and obligations relating to the Company as at December 31, 2023.
General
The Company is subject to various investigations, claims and legal and tax proceedings covering matters that arise in the ordinary course of business activities. These matters are inherently uncertain, and there is a potential for some of them to be resolved unfavorably for the Company. As of the date of the financial statements, specific conditions may be present that could lead to a financial loss for the Company.
It is management's opinion that none of these matters are anticipated to have a material impact on the Company's results of operations or financial condition.
Legal Proceedings
SilverCrest faces various claims and legal proceedings spanning a broad spectrum of issues arising in the routine course of our business activities. The Company is subject to claims initiated by current or former employees and proceedings in its commercial relationships. While SilverCrest would, when appropriate, defend against any such allegations, the possibility of incurring losses exists if our defense against these claims proves unsuccessful. In the opinion of management, these matters are not expected to have a material impact on the Company.